Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases
(5)	Leases

The Company and certain subsidiaries are lessors of certain assets such as manufacturing machinery and equipment under financing and operating lease arrangements with terms ranging from 3 to 6 years, some of which are transacted with affiliated companies.

The amount of leased assets at cost under operating leases and accumulated depreciation as of March 31, 2011 amounted to ¥1,999,056 million and ¥1,729,655 million, respectively. The leased assets are depreciated using the straight-line method over their estimated useful lives.

The following table shows the future minimum lease receivables of financing and non-cancelable operating leases as of March 31, 2011 and the future minimum lease receivables of financing leases as of March 31, 2010:

	Yen (millions)
	2011
Years ending March 31	Financing leases	Operating leases
2012	367,446	36,949
2013	250,130	22,256
2014	144,958	12,392
2015	66,795	6,391
2016	31,674	2,603
Thereafter	95,125	1,813

Total minimum payments to be received	956,128	82,404

Unguaranteed residual values	52,036
Amount representing executory costs	(67,396)
Unearned income	(67,631)
Allowance for doubtful receivables	(6,136)

Net investment in financing leases	867,001
Less current portion of net investment in financing leases, included in investments in leases and current portion of financial assets transferred to consolidated securitization entities	337,935

Long-term net investment in financing leases, included in other assets and financial assets transferred to consolidated securitization entities	529,066

Yen (millions)
2010
Financing Leases
Total minimum payments to be received	642,701
Unguaranteed residual values	66,289
Amount representing executory costs	(46,522)
Unearned income	(44,877)
Allowance for doubtful receivables	(4,825)

Net investment in financing leases	612,766
Less current portion of net investment in financing leases, included in investments in leases	194,108

Long-term net investment in financing leases, included in other assets	418,658

The Company and certain subsidiaries lease certain buildings, manufacturing machinery and equipment used in their operations. The amount of leased assets at cost under capital leases as of March 31, 2011 and 2010 amounted to ¥40,952 million and ¥39,398 million, respectively, and accumulated depreciation as of March 31, 2011 and 2010 amounted to ¥18,225 million and ¥19,440 million, respectively. Amortization of assets under capital leases is included in depreciation expense.

The following table shows the future minimum lease payments of capital and non-cancelable operating leases as of March 31, 2011:

	Yen (millions)
Years ending March 31	Capital leases	Operating leases
2012	11,799	18,799
2013	9,474	14,771
2014	5,769	11,710
2015	3,923	9,769
2016	2,260	7,008
Thereafter	5,747	26,817

Total minimum lease payments	38,972	88,874

Amount representing executory costs	(210)
Amount representing interest	(2,444)

Present value of net minimum lease payments	36,318
Less current portion of capital lease obligations	11,082

Long-term capital lease obligations	25,236